UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02853

Name of Fund:	Legg Mason Cash Reserve Trust
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 8/31/2005

Date of reporting period: 5/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments
Legg Mason Cash Reserve Trust
May 31, 2005 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Corporate and Other Bonds — 9.3%

Australia and New Zealand Banking Group Limited	3.05%	6/23/06	$17,500	$17,500	A,B,C
FleetBoston Financial Corporation	7.25%	9/15/05	9,820	9,959
General Electric Company	2.743%	10/24/05	11,625	11,629	A
Morgan Stanley	3.07%	8/15/05	22,000	22,007
Morgan Stanley	6.10%	4/15/06	17,500	17,843
National Rural Utilities Cooperative Finance Corporation	6.00%	5/15/06	6,500	6,636
Pfizer Inc.	2.69%	11/4/05	13,600	13,600	A
PNC Bank NA	2.815%	4/28/06	25,000	25,000	A
Province of Ontario	6.00%	2/21/06	16,500	16,829	C
Toyota Motor Credit Corporation	3.65%	4/13/06	15,000	15,000
Wal-Mart Stores, Inc.	2.36%	3/16/06	20,000	19,988	A
Wells Fargo & Company	2.519%	3/3/06	11,000	11,012	A

Total Corporate and Other Bonds (Identified Cost — $187,003)				187,003

Asset-Backed Securities D — 0.1%

Honda Auto Receivables Owner Trust 2004-3	2.093%	11/18/05	2,685	2,685
Nissan Auto Receivables OwnerTrust 2004-C	1.93%	9/15/05	323	323

Total Asset-Backed Securities (Identified Cost — $3,008)				3,008

U.S. Government and Agency Obligations — 41.8%

Fannie Mae	2.55% to 2.95%	8/17/05 to 12/9/05	90,000	89,981	A
Federal Home Loan Bank	2.66% to 2.83%	9/8/2005 to 5/10/2006	36,400	36,387	A
Federal Home Loan Bank	2.50% to 2.90%	6/10/2005 to 11/2/2005	218,411	218,124
Freddie Mac	2.30% to 2.99%	6/1/2005 to 9/26/2005	499,097	498,318

Total U.S. Government and Agency Obligations (Identified Cost — $842,810)				842,810

Certificates of Deposit — 3.5%

First Tennessee Bank	3.12%	7/19/05	15,000	15,000
Svenska Handelsbanken Ab	3.11%	7/19/05	10,000	10,000	C
Washington Mutual	3.25%	9/26/05	19,850	19,850
Wells Fargo Bank NA	3.02%	6/24/05	25,000	25,000

Total Certificates of Deposit (Identified Cost — $69,850)				69,850

Commercial Paper — 10.7%

Bank of America Corporation	2.92%	6/3/05	20,000	19,997	E

Portfolio of Investments
Legg Mason Cash Reserve Trust - Continued

	Rate	Maturity Date	Par	Value
Banque et Caisse d’ Epargne de L’Etat	2.83%	6/2/05	20,000	19,998	C,E
Barclays U.S. Funding Corporation	2.944%	6/27/05	25,000	24,946	E
Caterpillar Financial Services Corporation	1.521%	6/2/05	21,500	21,498	E
Caterpillar Inc.	3.025%	6/17/05	20,000	19,973	E
Citigroup Global Markets Holdings Inc.	2.919%	6/27/05	15,300	15,267	E
Goldman Sachs Group, Inc.	2.70%	7/29/05	15,500	15,500	A
KfW International Finance Incorporated	2.839%	6/17/05	21,000	20,972
National Australia Funding Delaware Incorporated	2.973%	7/1/05	6,000	5,985	E
National Australia Funding Delaware Incorporated	2.939%	6/27/05	10,000	9,978	B,E
Pfizer Inc.	2.905%	6/24/05	10,000	9,981	B,E
Suntrust Bank	3.16%	8/24/05	21,000	21,000
Toyota Motor Credit Company	2.93%	6/30/05	10,000	9,976	E

Total Commercial Paper (Identified Cost — $215,071)				215,071

Medium-Term Notes — 1.3%

CIT Group Inc.	2.98%	11/4/05	6,900	6,907	A
Citigroup Global Markets Holdings Inc.	3.05%	12/12/05	5,000	5,002	A
Svenska Handelsbanken Ab	2.479%	9/26/05	15,300	15,297	C

Total Medium-Term Notes (Identified Cost — $27,206)				27,206

Repurchase Agreements — 33.3%

Goldman, Sachs & Company
3.01%, dated 5/31/05, to be repurchased at $348,638 on
6/1/05 (Collateral: $100,000 Fannie Mae notes, 7.125%, due
6/15/10, value $117,296; $221,350 Freddie Mac notes, 2.875% to 5.75%,
due 12/15/06 to 7/15/14, value $243,553)			348,609	348,609

Lehman Brothers, Inc.
3%, dated 5/31/05, to be repurchased at $122,307 on
6/1/05 (Collateral: $259,930 United States Treasury principal-only security,
8.125%, due 8/15/21, value $124,743)			122,297	122,297

Merril Lynch Government Securities, Inc.
3.02%, dated 5/31/05, to be repurchased at $200,017 on
6/1/05 (Collateral: $413,750 Resolution Funding Corporation
zero-coupon bond, due 10/15/19 to 7/15/20, value $204,000)			200,000	200,000

Total Repurchase Agreements (Identified Cost - $670,906)				670,906
Total Investments, at amortized cost and value — 100.0%				2,015,854
Other Assets Less Liabilities — (0.0)%				(183)

Net Assets Applicable to 2,015,717 Shares Outstanding — 100.0%				$2,015,671

Net Assets Value Per Share				$1.00

A Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of May 31, 2005.

B Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 1.74% of net assets.

C Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

D Asset-backed securities – A security which is secured by a pool of assets such as property, mortgages or receivables.

E Discount Commercial Paper – Commercial paper which does not make periodic interest payments but is sold at such a discount as to produce a current yield to maturity. The rate shown represents the yield to maturity.

Security Valuation

In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost, so long as the Trust’s Board of Trustees determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Cash Reserve Trust

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date: July 28, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Cash Reserve Trust
Date: July 28, 2005